Deferred Contract Costs	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Contract Costs
Deferred Contract Costs

Origination and fulfillment costs from contracts with customers capitalized as of December 31, 2017 and 2016 consisted of the following (in millions):

	2017	2016
Installations and conversions in progress	104	87
Incremental contract origination costs completed, net	127	96
Costs to fulfill a contract, net	123	117
Total deferred contract costs, net	$354	$300

For the years ended December 31, 2017, 2016 and 2015, amortization of deferred contract costs was $102 million, $71 million and $58 million, respectively, and there were no impairment losses in relation to the costs capitalized for periods presented.